20. SHARE BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment
Schedule of breakdown of outstanding granted options

The breakdown of the outstanding granted stock options is set forth as follows:

Date			Quantity		Grant (1)	Strike price (1)
Grant date	Beggining of exercise	End of the exercise	Options granted	Outstanding options	Fair value of the option	Granting date	Updated IPCA

04.26.16	04.30.17	12.30.22	8,724,733	1,325,000	9.21	56.00	66.33
05.31.16	05.31.17	12.30.22	3,351,220	1,168,500	10.97	46.68	54.87
			12,075,953	2,493,500

(1)      Amounts expressed in Brazilian Reais

Schedule of restricted stock plan

The total amount of restricted shares that may be granted under shall not exceed 0.5% of the registered common book-entry shares, with no par value, representatives of the Company’s total share capital.

Date		Quantity		Grant (1)
Grant	Vesting period	Shares granted	Outstanding shares	Fair value of the shares

06.14.18	06.14.20	270,000	172,125	20.00
10.01.18	10.01.20	2,311,394	2,087,222	21.44
09.01.19	09.01.21	68,605	68,605	30.61
		2,649,999	2,327,952

(1)      Amounts expressed in Brazilian Reais.

Schedule of outstanding granted options

The rollforward of the granted options and shares in year ended December 31, 2019, is presented as follows:

Outstanding options/shares as of december 31, 2018	9,048,405
Issued - grant of 2019
September 2019	68,605
Transfer
Transfer on September 2018 (Restricted shares plan)	(54,193)
Transfer on June 2018 (Restricted shares plan)	(97,875)
Transfer on October 2018 (Restricted shares plan)	(191,710)
Forfeiture:
Grant of 2018 (Restricted shares)	(91,685)
Grant of 2017 (Restricted shares)	(196,141)
Grant of 2017	(193,045)
Grant of 2016	(1,208,600)
Grant of 2014	(1,854,753)
Grant of 2014	(407,556)
Outstanding options/shares as of december 31, 2019	4,821,452

Schedule of expected maturity of the option

The weighted average fair value of the outstanding options as of December 31, 2019 was R$10.03 (ten Brazilian Reais and three cents) (R$10.11 as of December 31, 2018). The fair value of the stock options was measured using the Black-Scholes pricing model, based on the following assumptions:

Assumptions	Value	Description
Expected period	Exercise in the 1st year - 3.5 years Exercise in the 2nd year - 4.0 years Exercise in the 3rd year - 4.5 years Exercise in the 4th year - 5.0 years	The beneficiaries will execise their options at the limit of the exercise period.
Risk-free interest rate	6.29% p.a.	National Treasury Bond (“NTN-B”) available on the date of calculation and with maturity equivalent to the terms of the option.
Volatility	27.08%	Took into account the weighting of the trading history of the Company's shares.
Expected dividends	2.40%	Is based on the average payment of dividends per share in relation to the market value of the shares for the past four years.
Expected inflation rate	3.82% p.a.	Is based on estimated IPCA by Central Bank of Brazil, considering the remaining average terms of the option.